VARIABLE INTEREST ENTITIES AND ACQUISITIONS	12 Months Ended
Dec. 31, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
VARIABLE INTEREST ENTITIES AND ACQUISITIONS

16. VARIABLE INTEREST ENTITIES AND ACQUISITIONS

Asset acquisitions

On July 26, 2023, Forafric acquired 90% of Société Industrielle de Minoterie du Sud (“SIMS”), a soft wheat milling company with primary operations in Marrakesh, for cash consideration and noncontrolling interest in the amount of approximately $56 and the assumption of SIMS’ outstanding debts for $5,318.

The transaction met the screen test and was accounted for as an acquisition of assets under U.S. GAAP. Accordingly, the acquisition cost was allocated on a relative fair value basis.

FORAFRIC GLOBAL PLC AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Continued)

The following table represents the final purchase cost allocation:

Allocated cost
Property, plant, and equipment	$8,788
Intangible assets	686
Right-of-use assets	331
Inventories	59
Accounts receivable	28
Cash and cash equivalents	7
Other liabilities, noncurrent	(2,328)
Accounts payable	(1,503)
Other payables	(694)
Total net assets acquired	$5,374

Changes in non-controlling interest

Acquisition of additional interest in Sanabil

During 2023, the Company increased its ownership in Sanabil SA from 60% to 80% in exchange for the forgiveness of amounts due from the minority shareholders.